G4 Employee information (Tables)	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Summary of Average Number of Employees
Average number of employees by market area

	2024			2023

	Women	Men	Total	Women	Men	Total
North America	2,624	7,585	10,209	2,720	8,546	11,266
Europe and Latin America 1)	11,074	31,566	42,640	11,772	33,740	45,512
South East Asia, Oceania and India	6,199	20,453	26,652	6,035	21,625	27,660
North East Asia	3,941	7,434	11,375	4,293	8,403	12,696
Middle East and Africa	890	3,388	4,278	886	3,624	4,510
Total	24,728	70,426	95,154	25,706	75,938	101,644

1) of which in EU	8,314	23,856	32,170	8,900	25,564	34,464
of which in Sweden	3,125	9,259	12,384	3,393	10,224	13,617

Summary of Number of Employees by Market Area
Number of employees by market area at year-end

	2024	2023
North America	9,935	10,744
Europe and Latin America 1)	43,353	45,380
South East Asia, Oceania and India	26,389	27,016
North East Asia	10,426	12,331
Middle East and Africa	4,133	4,481
Total	94,236	99,952

1) of which in EU	33,342	34,763
of which in Sweden	13,420	13,977

Summary of Number of Employees by Gender and Age
Number of employees by age at year-end 2024

	Women	Men	Percent of total
Under 25 years old	1,276	1,595	3%
25–35 years old	8,418	16,595	27%
36–45 years old	8,057	25,560	36%
46–55 years old	4,894	17,180	23%

Over 55 years old	2,328	8,333	11%

Percent of total	27%	73%	100%

Summary of Employee Movements	Employee movements

	2024	2023
Headcount at year-end	94,236	99,952
Employees who have left the Company	11,919	13,362
Employees who have joined the Company	6,203	7,785
Temporary employees	339	433

Summary of Wages and Salaries and Social Security Expenses	Wages and salaries and social security expenses

SEK mil l ion	2024	2023
Wages and salaries	77,983	84,996
Social security expenses	15,422	16,442
of which pension costs	5,929	6,175

Summary of Remuneration to Board Members and Presidents in Subsidiaries
Remuneration to Board members and Presidents in subsidiaries

SEK mi l lion	2024	2023
Salary and other remuneration	535	459
of which annual variable remuneration	112	109
Pension costs 1)	36	36

1)	Pension costs are over and above any social security charges and taxes.

Summary of Board Members, Presidents and Group Management by Gender
Board members, Presidents and Group management at year end

	2024		2023

	Women	Men	Women	Men

Parent Company
Board members and President	25%	75%	38%	62%
Group Management	24%	76%	25%	75%

Subsidiaries
Board members and Presidents	23%	77%	21%	79%